BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2013
BALANCE SHEET INFORMATION
BALANCE SHEET INFORMATION

5. BALANCE SHEET INFORMATION

DECEMBER 31 (MILLIONS)	2013	2012

Accounts receivable, net
Accounts receivable	$2,648.9	$2,298.3
Allowance for doubtful accounts	(80.9)	(73.2)
Total	$2,568.0	$2,225.1
Inventories
Finished goods	$953.3	$774.3
Raw materials and parts	391.0	338.3
Inventories at FIFO cost	1,344.3	1,112.6
Excess of FIFO cost over LIFO cost	(22.4)	(24.5)
Total	$1,321.9	$1,088.1
Property, plant and equipment, net
Land	$191.4	$158.9
Buildings and improvements	666.0	562.1
Leasehold improvements	87.9	80.5
Machinery and equipment	1,677.5	1,281.2
Merchandising and customer equipment	1,802.8	1,812.5
Capitalized software	435.4	385.7
Construction in progress	291.6	207.2
	5,152.6	4,488.1
Accumulated depreciation	(2,270.6)	(2,079.0)
Total	$2,882.0	$2,409.1
Other intangible assets, net
Cost of intangible assets not subject to amortization:
Trade names	$1,230.0	$1,230.0
Cost of intangible assets subject to amortization:
Customer relationships	$3,455.6	$2,588.6
Trademarks	308.1	185.2
Patents	425.6	414.7
Other technology	210.2	174.8
	4,399.5	3,363.3
Accumulated amortization:
Customer relationships	(594.9)	(373.1)
Trademarks	(70.4)	(51.2)
Patents	(95.7)	(65.6)
Other technology	(83.2)	(59.3)
Total	$4,785.3	$4,044.1
Other assets
Deferred income taxes	$54.5	$51.0
Deferred financing costs	31.7	40.8
Pension	90.2	7.0
Other	231.5	207.8
Total	$407.9	$306.6

DECEMBER 31 (MILLIONS)	2013	2012

Other current liabilities
Discounts and rebates	$263.2	$244.4
Dividends payable	82.8	—
Interest payable	19.6	19.5
Taxes payable, other than income	115.3	97.3
Derivative liabilities	14.2	9.9
Restructuring	68.3	116.6
Future consideration payable to Champion sellers	86.4	—
Other	304.0	283.3
Total	$953.8	$771.0
Other liabilities
Deferred income taxes	$1,661.3	$1,174.2
Income taxes payable - noncurrent	90.2	81.5
Restructuring	12.9	—
Other	134.9	147.2
Total	$1,899.3	$1,402.9
Accumulated other comprehensive loss
Unrealized gain (loss) on derivative financial instruments, net of tax	$(6.6)	$(13.6)
Unrecognized pension and postretirement benefit expense, net of tax	(235.0)	(613.8)
Cumulative translation, net of tax	(63.6)	167.7
Total	$(305.2)	$(459.7)